Digital Assets - Schedule of Digital Assets Holdings (Details) € in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Schedule of Digital Assets Holdings [Abstract]
SOL, Quantity	787,331
SOL, Cost Basis	€ 133,619
SOL, Carrying Value	€ 83,377
SOL, restricted, Quantity	153,155
SOL, restricted, Cost Basis	€ 27,278
SOL, restricted, Carrying Value	€ 11,469
Total digital assets, Quantity	940,486
Total digital assets, Cost Basis	€ 160,897
Total digital assets, Carrying Value	€ 94,846